Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Assets [Line Items]
Advance payment to non state pension fund	$ 9,866	$ 17,177
Gross carrying amount of intangible assets	15,281	21,289
Accumulated amortization of intangible assets	6,383	7,063
Capitalized origination fees on bank loans	921	82,375
Capitalized export credit agency and insurance fees		10,560
Bank loans [Member]
Other Noncurrent Assets [Line Items]
Capitalized origination fees on bank loans	$ 921	$ 71,815